CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended	41 Months Ended
	May 31, 2014	May 31, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	May 31, 2014
Consolidated Statements Of Cash Flows
Net loss	$ (33,223)	$ (22,548)	$ (40,421)	$ (28,732)	$ (69,119)	$ (102,342)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation				19,680	19,680	19,680
Changes in operating assets and liabilities:
Decrease / (increase) in accounts receivable	1	1,063	1,063	(863)		1
Increase in prepaid expenses	490	470	(24)	(590)	(614)	(124)
Increase in accounts payable and accrued expenses	12,062	4,568	8,629	7,293	15,922	27,984
Increase in accrued salaries	12,500	12,500	24,000	2,352	26,352	38,852
Net Cash Used In Operating Activities	(8,170)	(3,947)	(6,753)	(860)	(7,779)	(15,949)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributed capital					480	480
Due to related party	8,148					8,148
Sale of common stock, net of offering costs				7,500	7,500	7,500
Net Cash Provided by Financing Activities	8,148			7,500	7,980	16,128
NET INCREASE (DECREASE) IN CASH	(22)	(3,947)	(6,753)	6,640	201	179
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	201	6,954	6,954	314
CASH AND CASH EQUIVALENTS AT END OF PERIOD	179	3,008	201	6,954	201	179
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Net assets of LLC transferred to corporation				345	345	345
Member's equity converted to common stock				$ 480	$ 480	$ 480